Earnings(loss) per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings(loss) per share
Net loss attributable to the equity holders of the Company - numerator for basic and diluted loss per share	¥ (8,036)	¥ (502,081)	¥ (316,642)
Weighted average share outstanding - denominator for basic and diluted loss per share	75,471,592	12,745,070	2,109,776
Basic and diluted loss per share	¥ (0.0001)	¥ (0.04)	¥ (0.15)